Stock-Based Compensation - Schedule of Information Related to Stock Options (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding Balance	587,975
Options, Granted	115,000
Options, Exercised
Options, Forfeited
Options, Outstanding Balance	702,975	587,975
Options, Exercisable
Options, Exercisable and expected to vest
Weighted Average Exercise Price, Outstanding Balance	$ 2.08
Weighted Average Exercise Price, Granted	3.6
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding Balance	2.33	$ 2.08
Weighted Average Exercise Price, Exercisable
Weighted Average Exercise Price, Exercisable and expected to vest
Intrinsic Value, Outstanding Balance	$ 1,127,211
Intrinsic Value, Exercisable
Intrinsic Value, Exercisable and expected to vest
Intrinsic Value, Outstanding Balance	$ 1,173,211	$ 1,127,211
Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding Balance	587,975
Options, Granted		587,975
Options, Exercised
Options, Forfeited
Options, Outstanding Balance		587,975
Options, Exercisable
Options, Exercisable and expected to vest
Weighted Average Exercise Price, Outstanding Balance	$ 2.08
Weighted Average Exercise Price, Granted		2.08
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding Balance		2.08
Weighted Average Exercise Price, Exercisable
Weighted Average Exercise Price, Exercisable and expected to vest
Intrinsic Value, Outstanding Balance	$ 1,127,211
Intrinsic Value, Exercisable
Intrinsic Value, Exercisable and expected to vest
Intrinsic Value, Outstanding Balance		$ 1,127,211